INVESTMENTS, DEBT AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2023	2022

At fair value
Other investments	41	58
	41	58

At amortized cost
Security deposits and cash collateral	103	63
Bank deposits	3	—
Other investments	339	70
	445	133

Total investments and derivatives	486	191
Non-current	53	71
Current	433	120

Schedule of financial liabilities
The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2023	2022

At fair value
Derivatives not designated as hedges	1	—
	1	—

At amortized cost
Borrowing, of which	3,708	6,670
i) Principal amount outstanding	3,560	6,670
ii) Other Borrowings	148	—
Interest accrued	83	102
Discounts, unamortized fees, hedge basis adjustment	(6)	(8)
Bank loans and bonds	3,785	6,764

Lease liabilities	977	806
Other financial liabilities	393	610
	5,155	8,180

Total debt and derivatives	5,156	8,180
Non-current	3,464	5,336
Current	1,692	2,844

Schedule of principal amounts outstanding for interest-bearing loans and bonds
The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2023	2022

VEON Holdings B.V.	Notes	None	USD	5.95%	2023	—	529
VEON Holdings B.V.	Revolving Credit Facility	None	USD	SOFR + 1.50%	2024	692	692
VEON Holdings B.V.	Notes	None	USD	7.25%	2023	—	700
VEON Holdings B.V.	Revolving Credit Facility	None	USD	SOFR + 1.50%	2024	363	363
VEON Holdings B.V.	Notes	None	USD	4.95%	2024	—	533
VEON Holdings B.V.	Notes	None	USD	4.00%	2025	556	1,000
VEON Holdings B.V.	Notes	None	RUB	6.30%	2025	102	284
VEON Holdings B.V.	Notes	None	RUB	6.50%	2025	37	143
VEON Holdings B.V.	Notes	None	RUB	8.13%	2026	15	284
VEON Holdings B.V.	Notes	None	USD	3.38%	2027	1,093	1,250
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2026	128	212
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2028	53	66
PMCL	Loan	None	PKR	3M KIBOR + 0.60%	2031	178	221
PMCL	Loan	None	PKR	6M KIBOR +0.60%	2032	142	132
PJSC Kyivstar	Loan	None	UAH	10.15% to 11.00%	2023-2025	—	59
Banglalink	Loan	None	BDT	Average bank deposit rate + 4.25%	2027	81	110
Banglalink	Loan	None	BDT	7.00% to 12.00%	2028	46	—
KaR-Tel	Loan	None	KZT	17.75% - 18.50%	2026	22	—
Unitel LLC	Loan	None	UZS	20%	2025	12	—

	Other bank loans and bonds					187	92

	Total bank loans and bonds					3,707	6,670

Schedule of reconciliation of cash flows from financing activities
SIGNIFICANT CHANGES IN DEBT AND DERIVATIVES
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2022	7,666	2,667	10,333

Cash flows
Proceeds from borrowings, net of fees paid	2,087	—	2,087
Repayment of debt	(1,479)	(140)	(1,619)
Interest paid	(419)	(70)	(489)

Non-cash movements
Interest and fee accruals	400	64	464
Lease additions, disposals, impairment and modifications	—	583	583
Held for sale	(10)	(2,134)	(2,144)
Foreign currency translation	(416)	(155)	(571)
Reclassification related to bank loans and bonds	(1,064)	—	(1,064)
Other non-cash movements	(1)	(9)	(10)

Balance as of December 31, 2022	6,764	806	7,570

Cash flows
Proceeds from borrowings, net of fees paid	194	—	194
Repayment of debt	(964)	(147)	(1,111)
Interest paid	(370)	(119)	(489)

Non-cash movements
Interest and fee accruals	355	112	467
Lease additions, disposals, impairment and modifications	171	430	601
Foreign currency translation	(276)	(77)	(353)
Reclassification related to bank loans and bonds *	(2,064)	—	(2,064)
Other non-cash movements	(25)	(28)	(53)

Balance as of December 31, 2023	3,785	977	4,762
*This primarily relates to the purchase of VEON group debt, refer to discussion below.

Schedule of hedge accounting with derivatives as hedging items
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

Foreign currency translation reserve
As of January 1, 2022	(8,933)
Foreign currency revaluation of the foreign operations	125
As of December 31, 2022	(8,808)
Transfer from OCI to income statement on disposal of subsidiary	3,384
Reclassification of net investment hedge	30
Other comprehensive (loss)	(596)
As of December 31, 2023	(5,990)